Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended		12 Months Ended
	Feb. 02, 2016	Sep. 30, 2016	Aug. 31, 2016	Apr. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 23, 2016
Subsequent Event [Line Items]
Loan maturity period							20 years
Dividends paid in cash					$ 600,000	$ 420,000	$ 572,125	$ 250,000	$ 650,000
Business combination, interest acquired	100.00%
Business combination, consideration	$ 7,500
AZOA
Subsequent Event [Line Items]
Dividends paid in cash					$ 600,000	$ 420,000	572,125	$ 250,000	$ 650,000
Cash dividend approved										$ 600,000
Subsequent Event | AZOA
Subsequent Event [Line Items]
Dividends paid in cash		$ 44,000
Allianz Managed Operations And Services of America (AMOSA)
Subsequent Event [Line Items]
Related party transaction, amount of loan agreement				$ 33,000			$ 33,000
Annual interest rate on loan					2.03%		2.03%
Cash dividend approved										33,000
Related party loan, accrued interest										$ 150
Allianz Managed Operations And Services of America (AMOSA) | Subsequent Event
Subsequent Event [Line Items]
Related party transaction, amount of loan agreement			$ 39,120
Annual interest rate on loan			1.61%
Loan maturity period			60 months